Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments, Gain (Loss) [Line Item]
Maximum amount of loss due to credit risk	$ 3,349
Maximum length of time hedged in cash flow hedges	3 years
Maturity period of significant portion of forward and option contracts outstanding	12 months
Typical maturity period of other risk management derivatives	less than 12 months
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Net unrealized (losses) gains from cash flow hedges recognized in other comprehensive (loss) income , net of taxes	$ (78,465)	$ 23,720	$ 26,408
Net unrealized (losses) gains from cash flow hedges recognized in other comprehensive (loss) income , net of taxes	(75,226)	$ 24,239	$ 21,903
Foreign currency cash flow hedge, reclassified into earnings during fiscal year 2023	$ 32,736